Operating Leases (Details) - Schedule of Operating Lease Liabilities - Related Party [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 235,848	$ 306,050
Office and Warehouse [Member]
Operating Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 235,848	$ 306,050